United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/2012

Date of Reporting Period: Quarter ended 06/30/2012

Item 1. Schedule of Investments

Federated Clover Small Value Fund

Portfolio of Investments

June 30, 2012 (unaudited)

Shares			Value
		COMMON STOCKS – 97.5%
		Consumer Discretionary – 13.0%
157,359		bebe stores, Inc.	923,697
140,500		Brown Shoe Co., Inc.	1,813,855
93,175		Cinemark Holdings, Inc.	2,129,049
89,585		Cooper Tire & Rubber Co.	1,571,321
281,850	[1]	CROCs, Inc.	4,551,877
100,700		Finish Line, Inc., Class A	2,105,637
196,525		Hot Topic, Inc.	1,904,327
96,650		JAKKS Pacific, Inc.	1,547,367
275,225	[1]	K-Swiss, Inc., Class A	847,693
128,875	[1]	La-Z Boy Chair Co.	1,583,874
108,425	[1]	Lions Gate Entertainment Corp.	1,598,184
127,825	[1]	New York Times Co., Class A	997,035
79,400	[1]	Pandora Media, Inc.	863,078
159,250		RadioShack Corp.	611,520
152,600		Regal Entertainment Group	2,099,776
28,175		Rent-A-Center, Inc.	950,625
111,510		Service Corp. International	1,379,379
148,525		Spartan Motors, Inc.	778,271
159,100		The Jones Group, Inc.	1,520,996
62,975		True Religion Apparel, Inc.	1,825,015
52,450	[1]	Vera Bradley, Inc.	1,105,646
359,070	[1]	Wet Seal, Inc., Class A	1,134,661
240,350		World Wrestling Entertainment, Inc.	1,879,537
		TOTAL	35,722,420
		Consumer Staples – 3.1%
275,750	[1]	Alliance One International, Inc.	954,095
78,725		Fresh Del Monte Produce, Inc.	1,847,676
129,625	[1]	Pilgrim's Pride Corp.	926,819
65,995		Spartan Stores, Inc.	1,196,489
87,775	[1]	The Pantry, Inc.	1,290,293
37,205	[1]	TreeHouse Foods, Inc.	2,317,499
		TOTAL	8,532,871
		Energy – 8.1%
56,325		Berry Petroleum Co., Class A	2,233,849
20,350	[1]	Contango Oil & Gas Co.	1,204,720
88,300		Crosstex Energy, Inc.	1,236,200
76,225	[1]	Energy Partners Ltd.	1,288,203
86,275		Energy XXI (Bermuda) Ltd.	2,699,545
82,775	[1]	Goodrich Petroleum Corp.	1,147,262
385,875	[1]	Hercules Offshore, Inc.	1,365,997
70,400	[1]	Hornbeck Offshore Services, Inc.	2,730,112
252,025	[1]	Kodiak Oil & Gas Corp.	2,069,125
17,100	[1]	Oil States International, Inc.	1,132,020
104,150	[1]	Pacific Drilling SA	886,317
205,825	[1]	Sandridge Energy, Inc.	1,376,969
86,425	[1]	SemGroup Corp.	2,759,550
		TOTAL	22,129,869
1

Shares			Value
		Financials – 31.0%
83,525		Alterra Capital Holdings Ltd.	1,950,309
144,175	[1]	American Capital Ltd.	1,451,842
152,225		American Equity Investment Life Holding Co.	1,675,997
182,050		American Realty Capital Trust, Inc.	1,987,986
74,083		Argo Group International Holdings Ltd.	2,168,409
69,700		Associated Estates Realty Corp.	1,042,015
149,600		Brookline Bancorp, Inc.	1,323,960
377,425		CNO Financial Group, Inc.	2,943,915
21,475		Cash America International, Inc.	945,759
45,800		City Holding Co.	1,543,002
77,725		East West Bancorp, Inc.	1,823,429
140,170		FNB Corp. (PA)	1,523,648
298,600		First Commonwealth Financial Corp.	2,009,578
212,375		First Niagara Financial Group, Inc.	1,624,669
108,325		First Potomac Realty Trust	1,274,985
151,400		FirstMerit Corp.	2,501,128
145,288		Flushing Financial Corp.	1,980,275
45,425		Hanover Insurance Group, Inc.	1,777,480
49,305		Independent Bank Corp.- Massachusetts	1,440,199
89,995		LTC Properties, Inc.	3,265,019
363,250		Lexington Realty Trust	3,076,727
388,660		MFA Mortgage Investments, Inc.	3,066,527
203,930	[1]	MGIC Investment Corp.	587,318
185,920		Maiden Holdings Ltd.	1,613,786
29,725		Mid-American Apartment Communities, Inc.	2,028,434
114,275		Northwest Bancshares, Inc.	1,338,160
226,425	[1]	Ocwen Financial Corp.	4,252,261
228,175		Old National Bancorp	2,740,382
138,750	[1]	PHH Corp.	2,425,350
66,625		Pebblebrook Hotel Trust	1,553,029
26,235		Platinum Underwriters Holdings Ltd.	999,554
51,075		Potlatch Corp.	1,631,336
15,450		ProAssurance Corp.	1,376,441
212,900	[1]	Strategic Hotels & Resorts, Inc.	1,375,334
68,560		Sun Communities, Inc.	3,033,094
331,450		Susquehanna Bankshares, Inc.	3,413,935
174,850		Symetra Financial Corp.	2,206,607
1,058,200		Synovus Financial Corp.	2,095,236
68,555		Trustmark Corp.	1,678,226
74,200		Umpqua Holdings Corp.	976,472
60,150		Webster Financial Corp. Waterbury	1,302,849
59,225		Wintrust Financial Corp.	2,102,488
		TOTAL	85,147,673
		Health Care – 6.3%
41,575	[1]	Alere, Inc.	808,218
87,400	[1]	Alkermes, Inc.	1,483,178
28,175	[1]	BioMarin Pharmaceutical, Inc.	1,115,167
14,575	[1]	Covance, Inc.	697,414
47,375		Coventry Health Care, Inc.	1,506,051
56,225	[1]	HealthSouth Corp.	1,307,793
59,300	[1]	MAP Pharmaceuticals, Inc.	888,314
2

Shares			Value
30,505	[1]	Magellan Health Services, Inc.	1,382,792
41,650		Medicis Pharmaceutical Corp., Class A	1,422,347
51,975		Meridian Bioscience, Inc.	1,063,409
85,437	[1]	Merit Medical Systems, Inc.	1,179,885
22,380	[1]	Par Pharmaceutical Cos., Inc.	808,813
13,900		Teleflex, Inc.	846,649
111,250	[1]	Universal American Financial Corp.	1,171,463
61,365	[1]	ViroPharma, Inc.	1,454,350
		TOTAL	17,135,843
		Industrials – 14.4%
101,525	[1]	Aegion Corp.	1,816,282
104,525		Altra Holdings, Inc.	1,649,405
87,550		Avery Dennison Corp.	2,393,617
89,220		Barnes Group, Inc.	2,167,154
105,525		Briggs & Stratton Corp.	1,845,632
55,475		Con-way, Inc.	2,003,202
68,610		Curtiss Wright Corp.	2,130,340
113,960		Deluxe Corp.	2,842,162
38,310	[1]	EnPro Industries, Inc.	1,431,645
18,310	[1]	Esterline Technologies Corp.	1,141,629
81,925	[1]	Foster Wheeler AG	1,419,760
44,475	[1]	General Cable Corp.	1,153,682
145,175	[1]	GrafTech International Ltd.	1,400,939
37,725	[1]	Hub Group, Inc.	1,365,645
313,325	[1]	Jet Blue Airways Corp.	1,660,622
259,175	[1]	Kratos Defense & Security Solutions	1,513,582
37,875	[1]	Navistar International Corp.	1,074,514
176,350	[1]	Orbital Sciences Corp.	2,278,442
206,600	[1]	Pacer International, Inc.	1,119,772
28,025		Regal Beloit Corp.	1,744,836
99,925	[1]	Swift Transportation Co.	944,291
53,850		Titan International, Inc.	1,320,941
78,350		Tredegar Industries, Inc.	1,140,776
149,500	[1]	US Airways Group, Inc.	1,992,835
		TOTAL	39,551,705
		Information Technology – 11.5%
22,925	[1]	Anixter International, Inc.	1,216,171
54,615		Black Box Corp.	1,567,450
48,335	[1]	CSG Systems International, Inc.	835,229
73,995		CTS Corp.	697,033
48,100	[1]	Cirrus Logic, Inc.	1,437,228
142,600	[1]	Fairchild Semiconductor International, Inc., Class A	2,010,660
106,611	[1]	Finisar Corp.	1,594,901
117,850		First American Financial Corp.	1,998,736
57,722	[1]	Insight Enterprises, Inc.	971,461
186,125		Intersil Holding Corp.	1,982,231
56,810		j2 Global, Inc.	1,500,920
30,000		MTS Systems Corp.	1,156,500
40,600	[1]	Multi-Fineline Electronix, Inc.	1,000,384
693,127	[1]	Quantum Corp. - DLT & Storage Systems	1,407,048
269,150	[1]	RF Micro Devices, Inc.	1,143,888
3

Shares			Value
165,225		SAIC, Inc.	2,002,527
186,450	[1]	Sanmina-SCI Corp.	1,527,026
129,560	[1]	Symmetricom, Inc.	776,064
107,200	[1]	Take-Two Interactive Software, Inc.	1,014,112
114,225		Tessera Technologies, Inc.	1,755,638
267,050	[1]	Triquint Semiconductor, Inc.	1,468,775
40,225	[1]	Verint Systems, Inc.	1,187,040
35,150	[1]	ViaSat, Inc.	1,327,616
		TOTAL	31,578,638
		Materials – 4.9%
136,625	[1]	Castle (A.M.) & Co.	1,450,957
100,875		Globe Specialty Metals, Inc.	1,354,751
280,925		Hecla Mining Co.	1,334,394
121,425	[1]	Horsehead Holding Corp.	1,209,393
126,525		Huntsman Corp.	1,637,233
111,725	[1]	Kapstone Paper and Packaging Corp.	1,770,841
22,275		Minerals Technologies, Inc.	1,420,700
80,785		Myers Industries, Inc.	1,386,271
26,225		Scotts Miracle-Gro Co.	1,078,372
101,950	[1]	Stillwater Mining Co.	870,653
		TOTAL	13,513,565
		Utilities – 5.2%
113,000		Cleco Corp.	4,726,790
50,625		El Paso Electric Co.	1,678,725
86,225		Idacorp, Inc.	3,628,348
65,450		Portland General Electric Co.	1,744,897
122,650		Questar Corp.	2,558,479
		TOTAL	14,337,239
		TOTAL COMMON STOCKS (IDENTIFIED COST $249,906,053)	267,649,823
		MUTUAL FUND – 2.2%
6,049,807	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	6,049,807
		TOTAL INVESTMENTS — 99.7% (IDENTIFIED COST $255,955,860)[4]	273,699,630
		OTHER ASSETS AND LIABILITIES - NET — 0.3%[5]	901,761
		TOTAL NET ASSETS — 100%	$274,601,391
1	Non-income producing security.
2	Affiliated holding.
3	7-Day net yield.
4	At June 30, 2012, the cost of investments for federal tax purposes was $255,955,860. The net unrealized appreciation of investments for federal tax purposes was $17,743,770. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $33,161,646 and net unrealized depreciation from investments for those securities having an excess of cost over value of $15,417,876.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2012.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
4

  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corporation (“Adviser”) or an affiliated adviser, and others to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of June 30, 2012, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

5

Federated Clover Value Fund

Portfolio of Investments

June 30, 2012 (unaudited)

Shares			Value
		COMMON STOCKS – 97.9%
		Consumer Discretionary – 11.6%
1,021,900	[1]	Liberty Interactive Corp.	18,179,601
417,450	[1]	Liberty Media Corp.	36,698,030
384,300		Macy's, Inc.	13,200,705
375,218		Time Warner, Inc.	14,445,893
327,300		Wyndham Worldwide Corp.	17,261,802
		TOTAL	99,786,031
		Consumer Staples – 4.5%
426,600		CVS Caremark Corp.	19,935,018
493,800		Kraft Foods, Inc., Class A	19,070,556
		TOTAL	39,005,574
		Energy – 12.0%
254,600		Anadarko Petroleum Corp.	16,854,520
862,400		Energy XXI (Bermuda) Ltd.	26,984,496
731,200		Marathon Oil Corp.	18,696,784
993,900	[1]	McMoRan Exploration Co.	12,592,713
1,001,400		Williams Cos., Inc.	28,860,348
		TOTAL	103,988,861
		Financials – 18.9%
1,261,400		Allstate Corp.	44,262,526
504,200		Capital One Financial Corp.	27,559,572
560,300		Citigroup, Inc.	15,357,823
1,608,001		Fifth Third Bancorp	21,547,200
405,280		J.P. Morgan Chase & Co.	14,480,654
864,650		MetLife, Inc.	26,674,453
170,000		RenaissanceRe Holdings Ltd.	12,921,700
		TOTAL	162,803,928
		Health Care – 19.9%
515,400	[1]	CareFusion Corp.	13,235,472
706,500		Johnson & Johnson	47,731,140
1,043,615		Merck & Co., Inc.	43,570,926
1,959,645		Pfizer, Inc.	45,071,835
371,400		UnitedHealth Group, Inc.	21,726,900
		TOTAL	171,336,273
		Industrials – 10.2%
400,400		Boeing Co.	29,749,720
808,700		Ingersoll-Rand PLC, Class A	34,110,966
200,375		Union Pacific Corp.	23,906,741
		TOTAL	87,767,427
		Information Technology – 9.7%
1,416,700		Applied Materials, Inc.	16,235,382
807,300		Broadridge Financial Solutions	17,171,271
573,100		Microsoft Corp.	17,531,129
296,100		Qualcomm, Inc.	16,486,848
510,700		TE Connectivity Ltd.	16,296,437
		TOTAL	83,721,067
		Materials – 3.7%
312,675		Du Pont (E.I.) de Nemours & Co.	15,811,975
1

Shares			Value
289,800		Mosaic Co./The	15,869,448
		TOTAL	31,681,423
		Telecommunication Services – 2.0%
486,305		AT&T, Inc.	17,341,636
		Utilities – 5.4%
2,568,000	[1]	AES Corp.	32,947,440
277,400		FirstEnergy Corp.	13,645,306
		TOTAL	46,592,746
		TOTAL COMMON STOCKS (IDENTIFIED COST $765,891,273)	844,024,966
		MUTUAL FUND – 1.8%
15,780,715	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	15,780,715
		TOTAL INVESTMENTS — 99.7% (IDENTIFIED COST $781,671,988)[4]	859,805,681
		OTHER ASSETS AND LIABILITIES - NET — 0.3%[5]	2,974,241
		TOTAL NET ASSETS — 100%	$862,779,922
1	Non-income producing security.
2	Affiliated holding.
3	7-Day net yield.
4	At June 30, 2012, the cost of investments for federal tax purposes was $781,671,988. The net unrealized appreciation of investments for federal tax purposes was $78,133,693. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $103,632,700 and net unrealized depreciation from investments for those securities having an excess of cost over value of $25,499,007.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2012.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corporation (“Adviser”) or an affiliated adviser, and others to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and

2

assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of June 30, 2012, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

3

Federated Prudent Bear Fund

Portfolio of Investments

June 30, 2012 (unaudited)

Shares or Principal Amount			Value
		COMMON STOCKS – 3.0%
		Energy – 0.4%
200,000	[1]	BNK Petroleum, Inc.	131,618
250,000	[1]	Bankers Petroleum Ltd.	437,089
65,000	[1]	Celtic Exploration Ltd.	879,137
105,000	[1]	Coastal Energy Co.	1,381,986
500,000	[1]	Cub Energy, Inc.	125,233
30,000		Paramount Resources Ltd.	721,344
55,000		Tullow Oil PLC	1,269,634
		TOTAL	4,946,041
		Materials – 2.6%
3,500,000	[1]	Abacus Mining & Exploration Corp.	653,178
32,400		Agnico Eagle Mines Ltd.	1,310,904
12,300		Agnico Eagle Mines Ltd.	498,262
80,000	[1]	Alexco Resource Corp.	352,814
500,000	[1]	Avala Resources Ltd.	341,322
63,000		Barrick Gold Corp.	2,366,910
27,300		Cia de Minas Buenaventura SA, Class B, ADR	1,036,854
175,000	[1]	Corvus Gold, Inc.	158,138
55,000	[1]	Detour Gold Corp.	1,107,995
419,396	[1]	Duluth Metals Ltd.	613,790
200,000	[1]	Fortuna Silver Mines, Inc.	683,626
57,100		Goldcorp, Inc., Class A	2,145,818
115,000		IAMGOLD Corp.	1,359,984
91,850	[1]	Imperial Metals Corp.	837,214
205,000	[1]	Kaminak Gold Corp.	352,372
675,000	[1]	MacArthur Minerals Ltd.	285,090
125,000	[1]	Mag Silver Corp.	1,100,088
120,000		Medusa Mining Ltd.	595,227
275,000	[1]	Mountain Province Diamonds, Inc.	1,123,662
125,000	[1]	New Gold, Inc.	1,187,500
17,600		Newmont Mining Corp.	853,776
200,000	[1]	Osisko Mining Corp.	1,375,111
400,000		Panoramic Resources Ltd.	252,208
30,000	[1]	Pretium Resources, Inc.	416,069
507,166	[1]	Rackla Metals, Inc.	54,797
1,521,500	[1]	Radius Gold, Inc.	298,890
850,000	[1]	Rockgate Capital Corp.	342,304
1,200,000	[1]	Romarco Minerals, Inc.	624,693
31,500		Royal Gold, Inc.	2,469,600
183,333	[1]	Silver Range Resources, Ltd.	104,443
47,002		Silver Wheaton Corp.	1,263,574
800,000	[1]	Trevali Mining Corp.	746,489
127,000		Yamana Gold, Inc.	1,955,800
		TOTAL	28,868,502
		TOTAL COMMON STOCKS (IDENTIFIED COST $42,809,980)	33,814,543

Shares or Principal Amount			Value
		WARRANTS – 0.0%
		Materials – 0.0%
$27,959	[1,2]	Duluth Metals Ltd., Warrants	27,462
412,500	[1]	Kootenay Gold, Inc., Warrants	33,669
250,000	[1]	Kootenay Gold, Inc., Warrants	27,085
15,625	[1]	Pan American Silver Corp., Warrants	23,615
56,471	[1]	Pan American Silver Corp., Warrants	84,385
507,166	[1]	Rackla Metals, Inc., Warrants	17,435
41,666	[1]	Silver Range Resources, Ltd., Warrants	10,231
		TOTAL WARRANTS (IDENTIFIED COST $646,387)	223,882
		U.S. Treasury – 91.3%
		U.S. Treasury Bill – 29.5%
330,000,000	[3,4]	United States Treasury Bill, 0.095%, 9/27/2012	329,934,198
		U.S. Treasury Notes – 61.8%
230,000,000		United States Treasury Note, 0.500%, 11/30/2012	230,303,669
250,000,000		United States Treasury Note, 1.125%, 12/15/2012	251,061,525
210,000,000		United States Treasury Note, 1.375%, 10/15/2012	210,734,181
		TOTAL	692,099,375
		TOTAL U.S. TREASURY (IDENTIFIED COST $1,022,052,353)	1,022,033,573
		PURCHASED PUT Options – 0.1%[5]
4,500	[1]	SPDR S&P 500 ETF Trust, Strike Price $122.00, Expiration Date 9/22/2012	567,000
10,000	[1]	SPDR S&P 500 ETF Trust, Strike Price $125.00, Expiration Date 7/21/2012	150,000
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $3,125,090)	717,000
229,285,596	[6,7]	Federated U.S. Treasury Cash Reserves, Institutional Shares, 0.00% (AT NET ASSET VALUE)	229,285,596
		TOTAL INVESTMENTS — 114.9% (IDENTIFIED COST $1,297,919,406)[8]	1,286,074,594
		OTHER ASSETS AND LIABILITIES - NET — (14.9)%[9]	(166,339,093)
		TOTAL NET ASSETS — 100%	$1,119,735,501

Securities Sold Short

Shares		Value
69,000	Abercrombie & Fitch Co., Class A	$2,355,660
60,000	Adtran, Inc.	1,811,400
669,000	Advanced Micro Devices, Inc.	3,833,370
56,000	Akamai Technologies, Inc.	1,778,000
35,000	Amerigroup Corp.	2,306,850
1,422,000	Amex Financial Select Standard & Poor Depository Receipt	20,789,640
32,000	Analog Devices, Inc.	1,205,440
125,000	Arrow Electronics, Inc.	4,101,250
64,000	ASML Holding N.V., ADR	3,290,880
67,000	Autodesk, Inc.	2,344,330
132,000	Avnet, Inc.	4,073,520
47,000	Becton, Dickinson & Co.	3,513,250
134,000	C.H. Robinson Worldwide, Inc.	7,843,020
40,000	CA, Inc.	1,083,600
184,000	Campbell Soup Co.	6,141,920
91,000	CarMax, Inc.	2,360,540
86,000	Carnival Corp.	2,947,220

Shares		Value
34,000	Celgene Corp.	$2,181,440
100,000	Cisco Systems, Inc.	1,717,000
95,000	Companhia de Bebidas das Americas (AmBev), ADR	3,641,350
193,000	CONSOL Energy, Inc.	5,836,320
330,000	Credit Suisse Group AG, ADR	6,048,900
134,000	CROCs, Inc.	2,164,100
107,000	Dell, Inc.	1,339,640
139,000	EMC Corp.	3,562,570
85,000	Entergy Corp.	5,770,650
160,000	Exelon Corp.	6,019,200
199,000	Expeditors International Washington, Inc.	7,711,250
356,000	Facebook, Inc.	11,078,720
680,000	Flextronics International Ltd.	4,216,000
1,062,000	Ford Motor Co.	10,184,580
118,000	Fossil, Inc.	9,031,720
207,000	General Mills, Inc.	7,977,780
585,000	General Motors Co.	11,536,200
165,000	GNC Acquisition Holdings, Inc.	6,468,000
112,000	Green Mountain Coffee, Inc.	2,439,360
48,000	Herbalife Ltd.	2,319,840
127,576	HSBC Holdings PLC, ADR	5,629,929
585,000	Industrial Select Sect SPDR	20,866,950
175,000	Intel Corp.	4,663,750
111,000	International Flavors & Fragrances, Inc.	6,082,800
901,000	Itau Unibanco Holding SA, ADR	12,541,920
86,000	Jabil Circuit, Inc.	1,748,380
351,000	Johnson Controls, Inc.	9,726,210
220,000	Juniper Networks, Inc.	3,588,200
115,000	Kellogg Co.	5,672,950
65,000	KLA-Tencor Corp.	3,201,250
125,000	Kohl's Corp.	5,686,250
115,000	Kroger Co.	2,666,850
31,000	Lam Research Corp.	1,169,940
70,000	LG Display Co. Ltd., ADR	661,500
62,000	Linear Technology Corp.	1,942,460
188,000	Lululemon Athletica, Inc.	11,210,440
80,000	Market Vectors Semiconductor ETF	2,578,400
103,000	Marvell Technology Group Ltd.	1,161,840
152,000	Maxim Integrated Products, Inc.	3,897,280
157,000	Medtronic, Inc.	6,080,610
85,000	Mercadolibre, Inc.	6,443,000
133,000	Microsoft Corp.	4,068,470
146,000	Molex, Inc.	3,495,240
85,000	Motorola, Inc.	4,089,350
167,000	NetFlix, Inc.	11,434,490
48,000	Nordstrom, Inc.	2,385,120
81,000	NXP Semiconductors NV	1,883,250
42,000	O'Reilly Automotive, Inc.	3,518,340
206,000	PACCAR, Inc.	8,073,140
264,000	Penney (J.C.) Co., Inc.	6,153,840
391,000	Petroleo Brasileiro SA, ADR	7,339,070
187,000	Procter & Gamble Co.	11,453,750
28,000	Rackspace Hosting, Inc.	1,230,320

Shares		Value
228,000	Republic Services, Inc.	$6,032,880
136,000	Robert Half International, Inc.	3,885,520
93,000	Royal Caribbean Cruises Ltd.	2,420,790
43,000	Salesforce.com, Inc.	5,945,180
51,000	SAP AG, ADR	3,027,360
172,000	Seagate Technology, Inc.	4,253,560
87,000	Skyworks Solutions, Inc.	2,381,190
160,000	St. Jude Medical, Inc.	6,385,600
62,000	Stryker Corp.	3,416,200
233,000	Taiwan Semiconductor Manufacturing Co., ADR	3,252,680
108,000	Texas Instruments, Inc.	3,098,520
150,000	Tiffany & Co.	7,942,500
500,000	UBS AG	5,855,000
60,000	UnitedHealth Group, Inc.	3,510,000
43,000	V.F. Corp.	5,738,350
185,000	Varian Medical Systems, Inc.	11,242,450
45,000	Warnaco Group, Inc.	1,916,100
177,000	Waste Management, Inc.	5,911,800
50,000	Wellpoint, Inc.	3,189,500
135,000	Western Digital Corp.	4,114,800
718,000	Western Union Co.	12,091,120
170,000	Whirlpool Corp.	10,397,200
108,000	Wynn Resorts Ltd.	11,201,760
106,000	Xilinx, Inc.	3,558,420
143,000	Yum! Brands, Inc.	9,212,060
	TOTAL SECURITIES SOLD SHORT (PROCEEDS $513,480,326)	$505,350,339

At June 30, 2012, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[1] S&P 500 Index Short Futures	1,360	$461,176,000	September 2012	$ (15,814,107)

The average notional value of short futures contracts held by the Fund throughout the period was $672,197,820. This is based on amounts held as of each month-end throughout the period.

Unrealized Depreciation on Futures Contracts and Value of Securities Sold Short are included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Trustees”).
3	Discount rate at time of purchase.
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	The average market value of purchased put options contracts held by the Fund throughout the period was $4,212,200. This is based on amounts held as of each month-end throughout the period.
6	Affiliated holding.
7	7-Day net yield.
8	At June 30, 2012, the cost of investments for federal tax purposes was $1,297,919,406. The net unrealized depreciation of investments for federal tax purposes excluding: (a) any unrealized appreciation/depreciation resulting from short sales and (b) futures contracts was $11,844,812. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,925,388 and net unrealized depreciation from investments for those securities having an excess of cost over value of $16,770,200.
9	Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of securities sold short transactions as of June 30, 2012.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2012.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities including shares of exchange-traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) or an affiliated adviser, and others to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$3,323,376	$ —	$ —	$3,323,376
International	28,374,098	2,117,069	—	30,491,167
Warrants	27,666	168,754	27,462	223,882
Debt Securities:
U.S. Treasury	—	1,022,033,573	—	1,022,033,573
Purchased Put Options	717,000	—	—	717,000
Mutual Fund	229,285,596	—	—	229,285,596
TOTAL SECURITIES	$261,727,736	$1,024,319,396	$27,462	$1,286,074,594
OTHER FINANCIAL INSTRUMENTS*	$(521,164,446)	$ —	$ —	$(521,164,446)
*	Other financial instruments include securities sold short and futures contracts.

The following acronym is used throughout this portfolio:

ADR	— American Depositary Receipt

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date August 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date August 27, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date August 27, 2012